EMPLOYEE BENEFIT PLANS - Roll-forward of actuarial liability (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Roll-forward of actuarial liability
Opening balance	R$ 833,683	R$ 691,424
Interest on actuarial liabilities	73,853	67,272
Current service cost, defined benefit plans	1,997	1,959
Actuarial loss – experience	(125)	57,765
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income	137,649	70,762
Benefits paid	(50,199)	(55,499)
Closing balance	R$ 721,560	R$ 833,683